WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 50.4%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	1.700%	3/25/26	$1,200,000	$1,122,486
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,032,916
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	662,318
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,430,000	3,358,090
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	62,000	60,638

Total Diversified Telecommunication Services				7,236,448

Entertainment - 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,120,000	2,078,238
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	350,000	350,007
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	470,000	448,660

Total Entertainment				2,876,905

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	40,000	37,696

Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,730,000	4,673,715
Comcast Corp., Senior Notes	3.950%	10/15/25	2,590,000	2,547,583
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	67,805
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	239,743
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	78,928	(a)

Total Media				7,607,774

Wireless Telecommunication Services - 1.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,200,000	1,017,787	(a)
Sprint LLC, Senior Notes	7.125%	6/15/24	1,490,000	1,493,484
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	350,000	343,211
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	4,320,000	4,090,533
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	900,000	888,723
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	70,000	64,794

Total Wireless Telecommunication Services				7,898,532

TOTAL COMMUNICATION SERVICES				25,657,355

CONSUMER DISCRETIONARY - 4.3%
Automobiles - 1.5%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,420,000	2,402,229
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,050,000	1,050,000	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	933,658
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,122,608

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	$200,000	$194,281
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	450,000	449,623
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,520,000	2,436,138
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	455,364	(a)

Total Automobiles				9,043,901

Broadline Retail - 0.7%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,350,000	1,342,072
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	754,186
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	619,595
Amazon.com Inc., Senior Notes	3.300%	4/13/27	230,000	221,300
Prosus NV, Senior Notes	3.257%	1/19/27	1,570,000	1,455,828	(a)

Total Broadline Retail				4,392,981

Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	570,000	584,145	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000	578,486	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	207,825
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,730,000	1,665,549
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,228,845
McDonald’s Corp., Senior Notes	3.300%	7/1/25	170,000	166,256
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,177,150
McDonald’s Corp., Senior Notes	3.700%	1/30/26	370,000	362,210
McDonald’s Corp., Senior Notes	3.500%	3/1/27	230,000	222,212
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	280,000	295,972	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	270,000	285,887	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	650,000	641,253	(a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	380,652
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	173,958

Total Hotels, Restaurants & Leisure				7,970,400

Household Durables - 0.2%
DR Horton Inc., Senior Notes	2.500%	10/15/24	880,000	865,440

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	2.700%	4/15/25	350,000	341,356
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	721,853
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	275,241
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,460,000	1,440,559

Total Specialty Retail				2,779,009

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	320,000	311,558

TOTAL CONSUMER DISCRETIONARY				25,363,289

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$1,096,000	$1,071,581

Consumer Staples Distribution & Retail - 0.2%
Target Corp., Senior Notes	2.250%	4/15/25	800,000	777,246
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	605,221

Total Consumer Staples Distribution & Retail				1,382,467

Food Products - 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	220,596

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	28,563

Personal Care Products - 0.4%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,015,657
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	644,905
Kenvue Inc., Senior Notes	5.050%	3/22/28	890,000	900,063

Total Personal Care Products				2,560,625

Tobacco - 0.8%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,370,000	2,294,405
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	788,561
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,430
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	20,000	19,956
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,263,407

Total Tobacco				4,376,759

TOTAL CONSUMER STAPLES				9,640,591

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,290,000	2,202,936
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	750,000	758,499	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,410,000	1,441,573	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	856,594
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,380,000	1,270,749	(a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,380,000	1,376,808
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,200,000	3,218,774
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,956,200
Energy Transfer LP, Senior Notes	4.500%	4/15/24	980,000	979,476
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	601,164
Energy Transfer LP, Senior Notes	2.900%	5/15/25	690,000	669,908

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	5.550%	2/15/28	$210,000	$213,156
Energy Transfer LP, Senior Notes	8.000%	4/1/29	2,750,000	2,858,922	(a)
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	710,352
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	4,970,000	4,858,572
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,235,403	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	399,527
EQT Corp., Senior Notes	5.000%	1/15/29	360,000	352,998
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,832,730
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,700,000	1,689,279
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,790,000	1,765,077
MPLX LP, Senior Notes	4.000%	2/15/25	3,040,000	2,997,271
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	2,038,649
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	484,548
ONEOK Inc., Senior Notes	5.650%	11/1/28	420,000	429,566
ONEOK Inc., Senior Notes	5.800%	11/1/30	30,000	30,930
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	850,000	845,068
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,210,000	957,820	(a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	2,480,000	2,309,196
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,590,000	1,499,426	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	482,167	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,220,000	2,132,600
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	550,000	572,154
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,530,000	1,587,904
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	540,000	582,384	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,010,000	1,967,928
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	166,604
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	60,000	58,413
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	20,000	20,758

TOTAL ENERGY				50,412,083

FINANCIALS - 18.4%
Banks - 12.2%
Banco Santander SA, Senior Notes	2.746%	5/28/25	2,800,000	2,707,463
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	964,238	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	7,330,000	6,969,772	(b)

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	$1,490,000	$1,487,973	(b)
Bank of America NA, Senior Notes	5.650%	8/18/25	1,820,000	1,831,621
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,479,430
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	930,000	911,845
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,080,000	1,030,120
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	601,348
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,110,000	2,075,707	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	970,000	933,014	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	700,000	699,194	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	540,000	539,864	(b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,040,000	1,988,887	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,476,023	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	2,450,000	2,416,791
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,830,000	2,688,756	(a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,881,999	(a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	1,220,000	1,219,746	(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	3,460,000	3,433,508	(b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,290,000	1,243,401	(b)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	424,896	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	7,460,000	7,190,023	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	1,220,000	1,214,739	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	3,160,000	3,143,657	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	$640,000	$608,888
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	265,333	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	1,042,549	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,050,000	1,053,814	(b)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	2,830,000	2,775,119
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	1,011,418
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	5.712%	7/29/24	1,450,000	1,450,359	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	3,960,000	3,883,334	(a)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	1,400,000	1,430,588
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	420,000	425,773	(b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	250,000	230,668	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	450,000	457,982	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,550,000	4,382,898	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	3,013,954	(b)

Total Banks				72,586,692

Capital Markets - 4.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	423,320
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	874,070	(b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	210,000	213,553
Credit Suisse AG, Senior Notes	4.750%	8/9/24	370,000	368,687
Credit Suisse AG, Senior Notes	3.625%	9/9/24	1,140,000	1,129,472
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	857,015
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	991,153
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. Term SOFR + 1.463%)	3.272%	9/29/25	6,550,000	6,471,854	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	706,258	(b)

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$4,380,000	$4,226,911	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	3,400,000	3,396,235	(b)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	380,000	377,612
UBS AG, Senior Notes	0.700%	8/9/24	800,000	785,589	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	921,109	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	880,000	843,996	(a)(b)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,240,000	1,222,497	(a)(b)

Total Capital Markets				23,809,331

Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,839,518
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	690,000	701,509
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	1,820,000	1,808,212
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	950,114	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,140,000	2,053,882
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	338,633	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	505,861

Total Financial Services				9,197,729

Insurance - 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,160,000	1,167,217
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,535,557	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	892,639	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	57,124	(a)

Total Insurance				3,652,537

TOTAL FINANCIALS				109,246,289

HEALTH CARE - 5.2%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,440,000	2,396,518
AbbVie Inc., Senior Notes	2.950%	11/21/26	40,000	38,103
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,440,000	2,443,375
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	30,000	30,000

Total Biotechnology				4,907,996

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.5%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	$580,000	$577,476
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,340,000	1,343,943	(a)
Solventum Corp., Senior Notes	5.450%	2/25/27	800,000	802,961	(a)

Total Health Care Equipment & Supplies				2,724,380

Health Care Providers & Services - 2.3%
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	990,000	992,364
Centene Corp., Senior Notes	4.250%	12/15/27	30,000	28,627
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,860,000	2,828,025
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,070,000	2,031,771
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	991,590
Humana Inc., Senior Notes	4.500%	4/1/25	590,000	584,356
Humana Inc., Senior Notes	5.750%	12/1/28	1,640,000	1,681,554
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	160,000	159,062
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	454,807
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	300,000	295,108
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	328,139
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,115,354
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,854,726

Total Health Care Providers & Services				13,345,483

Pharmaceuticals - 1.6%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	2,840,000	2,818,846
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	31,000	30,744
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	230,000	230,066
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	1,060,000	1,062,682
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	2,150,000	2,143,546
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,240,000	3,031,640
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	350,000	339,264

Total Pharmaceuticals				9,656,788

TOTAL HEALTH CARE				30,634,647

INDUSTRIALS - 3.5%
Aerospace & Defense - 1.8%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,080,000	1,042,757	(a)
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,848,450
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,536,067
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,314,457

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
RTX Corp., Senior Notes	5.750%	11/8/26	$3,230,000	$3,280,546
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	560,000	562,443	(a)

Total Aerospace & Defense				10,584,720

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	60,149

Commercial Services & Supplies - 0.2%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	640,000	629,314	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	454,609

Total Commercial Services & Supplies				1,083,923

Ground Transportation - 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,231,167

Machinery - 0.2%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	1,110,000	1,099,886

Passenger Airlines - 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	560,000	591,966	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,306,500	1,314,739	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	408,789	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	100,000	96,741	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,312,872	(a)

Total Passenger Airlines				3,725,107

Trading Companies & Distributors - 0.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,794,472
Air Lease Corp., Senior Notes	5.300%	2/1/28	40,000	40,040

Total Trading Companies & Distributors				2,834,512

TOTAL INDUSTRIALS				20,619,464

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	28,900	(a)

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	906,889

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	222,590
Intel Corp., Senior Notes	3.700%	7/29/25	1,180,000	1,156,922
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	360,000	352,732

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	$46,000	$44,653
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	521,248
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,059,925

Total Semiconductors & Semiconductor Equipment				3,358,070

Software - 0.2%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,300,000	1,281,252

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	1,830,000	1,752,804

TOTAL INFORMATION TECHNOLOGY				7,327,915

MATERIALS - 1.4%
Chemicals - 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,720,000	1,658,025	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	294,090	(a)

Total Chemicals				1,952,115

Metals & Mining - 0.6%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	611,927	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	840,000	839,042	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	660,000	670,670
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	803,153
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	440,000	421,355

Total Metals & Mining				3,346,147

Paper & Forest Products - 0.5%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,540,000	1,482,387	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	590,000	590,313	(a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	870,000	867,051

Total Paper & Forest Products				2,939,751

TOTAL MATERIALS				8,238,013

UTILITIES - 2.0%
Electric Utilities - 2.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,570,000	1,597,791
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	573,844
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,292,180
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	420,000	421,942
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,180,681

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	$720,000	$726,519
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	2,012,000	2,017,617	(a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,050,000	1,033,664
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,720,000	2,799,892

TOTAL UTILITIES				11,644,130

TOTAL CORPORATE BONDS & NOTES (Cost - $305,629,924)				298,783,776

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	948,853

U.S. Government Obligations - 14.1%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	830,000	823,909
U.S. Treasury Notes	5.000%	10/31/25	20,500,000	20,560,859
U.S. Treasury Notes	4.250%	12/31/25	570,000	565,369
U.S. Treasury Notes	4.750%	11/15/26	150,000	150,510
U.S. Treasury Notes	4.125%	10/31/27	4,210,000	4,177,438
U.S. Treasury Notes	3.500%	1/31/28	12,820,000	12,447,419
U.S. Treasury Notes	4.000%	2/29/28	2,670,000	2,639,232
U.S. Treasury Notes	3.625%	4/30/28	38,430,000	37,286,107
U.S. Treasury Notes	3.625%	5/31/28	4,850,000	4,727,708
U.S. Treasury Notes	4.875%	10/31/28	360,000	369,099

Total U.S. Government Obligations				83,747,650

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $86,442,890)				84,696,503

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 11.9%
Alternative Loan Trust, 2005-56 4A1 (1 mo. Term SOFR + 0.734%)	6.064%	11/25/35	58,803	53,200	(b)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.521%	11/17/38	657,709	653,205	(a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	962,418	934,034
BANK, 2022-BNK39 XA, IO	0.423%	2/15/55	60,568,962	1,615,883	(b)
BANK, 2022-BNK40 A4	3.393%	3/15/64	470,000	420,217	(b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,606,687
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	5.764%	1/25/47	71,389	57,303	(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,116,991

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
BPR Trust, 2021-TY C (1 mo. Term SOFR + 1.814%)	7.140%	9/15/38	$990,000	$979,113	(a)(b)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	1,148,835	1,147,302	(a)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.329%	10/15/38	774,111	768,329	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.315%	1/17/39	1,270,000	1,259,182	(a)(b)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.606%	6/15/40	1,970,000	1,981,891	(a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	6.129%	10/15/36	330,000	327,337	(a)(b)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	606,136	(a)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.582%	10/15/36	990,000	961,506	(a)(b)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.075%	10/15/26	1,539,083	1,524,741	(a)(b)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.376%	9/15/34	1,122,326	1,085,150	(a)(b)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,630,000	1,636,966	(a)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	6.816%	4/15/37	600,919	602,271	(a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.325%	1/15/39	1,290,000	1,284,138	(a)(b)
BX Trust, 2023-LIFE A	5.045%	2/15/28	1,270,000	1,242,057	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	895,608	(b)
CFK Trust, 2020-MF2 F	3.458%	3/15/39	1,270,000	800,904	(a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.244%	2/25/37	4,906	4,544	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.744%	8/25/35	1,039	972	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	6.023%	10/25/35	8,914	8,210	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.644%	1/25/36	2,106	1,873	(a)(b)
Citigroup Commercial Mortgage Trust, 2013- 375P A	3.251%	5/10/35	312,237	300,682	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	866,462

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.524%	3/25/37	$18,109	$17,860	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	5.864%	7/25/36	67,394	62,052	(a)(b)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,280,000	1,342,984	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,528,033	(a)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. Term SOFR + 0.614%)	5.941%	2/19/45	9,758	9,548	(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	427,214	345,096	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	1,036,107	883,643	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	46,644	45,893
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	76,473	69,000
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.120%	1/25/51	145,829	147,036	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.320%	4/25/42	282,166	285,919	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.220%	4/25/42	590,000	610,886	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	553,786	531,439	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	977,667	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	882,095	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (30 Day Average SOFR + 2.164%)	7.485%	1/25/40	94,110	95,394	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.420%	3/25/42	540,000	562,063	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	161,042	146,857
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	85,608	80,673

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	$38,755	$38,611	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.119%	2/20/60	13,807	13,762	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.989%	3/20/60	104,470	104,444	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	6.439%	5/20/60	209,597	210,717	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	5.774%	10/20/60	311,405	310,433	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.794%	8/20/58	229,364	228,467	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.894%	11/20/60	337,718	337,315	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.944%	1/20/61	32,314	32,286	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.944%	12/20/60	62,823	62,767	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.894%	2/20/61	71,642	71,533	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.944%	2/20/61	31,138	31,104	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	5.914%	8/20/61	123,359	123,199	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	5.944%	7/20/62	1,240,678	1,239,360	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	5.974%	10/20/62	71,244	71,213	(b)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	5.964%	10/20/62	$45,015	$44,985	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	5.784%	12/20/62	408,812	407,371	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.844%	3/20/63	204,588	203,388	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	5.914%	6/20/63	36,158	36,109	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	5.914%	6/20/63	15,425	15,403	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	5.914%	5/20/63	16,693	16,670	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	123,094	115,748
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	87,826	79,728
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	71,979	71,727
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	72,157	71,062
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.769%	4/20/70	1,742,377	1,723,260	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.619%	9/20/71	2,119,012	2,094,465	(b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	5.567%	4/20/72	2,355,078	2,312,159	(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.390%	10/15/36	990,000	977,025	(a)(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 2.797%)	8.123%	5/15/38	1,000,000	991,531	(a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.944%	5/25/37	35,037	32,701	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.984%	11/25/36	$709,881	$588,131	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	6.164%	1/25/35	43,027	30,430	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	832,672
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	1,350,000	721,567	(a)(b)
JPMorgan Resecuritization Trust, 2009-10 7A2	4.683%	2/26/37	1,651,281	684,849	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.776%	2/17/39	1,600,000	1,590,000	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	5.884%	12/25/36	16,386	16,933	(b)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.589%	11/15/38	975,319	972,951	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	5.926%	3/25/33	31,803	24,271	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	5.516%	2/25/34	5,583	5,066	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	5.516%	2/25/34	237,710	215,676	(b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.240%	4/15/38	679,490	676,814	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	151,157	147,056
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.473%	11/15/34	285,906	284,320	(a)(b)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.806%	12/15/51	22,310,742	707,873	(b)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	6.218%	11/15/36	1,654,529	1,643,312	(a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	279,404	261,065	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	110,385	104,619	(a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,143,490	1,039,139	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	980,832	845,691	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.924%	10/15/36	869,026	858,200	(a)(b)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.020%	12/27/33	1,277,084	1,294,813	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	$3,657	$1,485
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%, 6.000% floor)	5.994%	5/25/37	440,003	317,242	(b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	6.483%	6/20/33	53,773	51,521	(b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.839%	5/15/38	920,000	863,516	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,278,632	1,165,779	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. Term SOFR + 0.845%)	6.171%	11/15/38	1,578,824	1,568,505	(a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.261%	11/15/36	1,450,000	1,443,304	(a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	6.029%	10/15/34	1,650,000	1,634,581	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.984%	3/25/34	39,424	36,919	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.645%	3/25/35	68,740	56,665	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.695%	6/25/35	4,274	3,684	(b)
Structured Asset Securities Corp., 2005-RF3 2A	4.113%	6/25/35	80,067	69,821	(a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	304,339	(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.669%	11/15/38	250,000	245,833	(a)(b)
Towd Point Mortgage Trust, 2015-2 1B3	3.698%	11/25/60	900,000	780,769	(a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	714,978	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	5.586%	8/20/35	2,702	2,568	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.810%	6/25/33	12,315	12,159	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.246%	4/25/35	8,180	7,826	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	6.264%	12/25/45	16,720	16,547	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.500%)	6.589%	10/25/46	321,701	287,595	(b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	8.114%	11/15/27	2,070,000	2,082,168	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $74,601,259)				70,648,827

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 10.7%
ABFC Trust, 2002-WF2 A2 (1 mo. Term SOFR + 1.239%)	6.569%	5/25/32	$7,023	$7,002	(b)
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	6.124%	4/25/33	463,910	449,442	(b)
Allegro CLO Ltd., 2014-1RA A1 (3 mo. Term SOFR + 1.342%)	6.659%	10/21/28	370,134	370,504	(a)(b)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,346,809	(a)
ARES CLO Ltd., 2017-44A A1R (3 mo. Term SOFR + 1.342%)	6.656%	4/15/34	1,870,000	1,868,514	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,131,239	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	900,329	(a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	6.719%	2/20/36	760,000	761,656	(a)(b)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.714%	7/15/31	1,111,736	1,117,180	(a)(b)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.528%	10/20/35	1,150,000	1,157,763	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.056%	1/15/35	1,050,000	1,049,308	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.291%	12/16/36	1,320,000	1,277,074	(a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.044%	7/25/36	643,091	566,253	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.631%	7/27/31	324,650	324,753	(a)(b)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	7.518%	1/20/35	520,000	521,141	(a)(b)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.829%	7/20/30	218,554	219,005	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	592,417	578,350	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,571,015	1,488,487	(a)
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	6.779%	7/24/34	1,180,000	1,179,984	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	197	0	(b)(e)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	7.067%	1/17/33	1,710,000	1,701,614	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	$810,000	$813,041	(a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	652,540	(a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	757,870	750,012	(a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	1,349,305	1,348,598	(a)
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	2,000,000	1,991,079	(a)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	272,923	248,093	(a)
Galaxy CLO Ltd., 2018-26A A (3 mo. Term SOFR + 1.462%)	6.787%	11/22/31	427,716	428,790	(a)(b)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,530,000	1,534,783	(a)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.477%	4/24/31	1,290,000	1,291,051	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.914%	5/5/30	685,026	686,738	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.184%	2/5/31	500,000	498,850	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.460%	7/15/39	1,030,000	1,019,812	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.839%	1/20/30	435,469	436,624	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.879%	1/20/30	750,000	750,447	(a)(b)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.929%	1/20/33	610,000	611,288	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,220,723	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	484,284	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,314,188	1,088,205	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.074%	12/25/35	380,000	352,846	(b)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. Term SOFR + 0.414%)	5.744%	1/25/37	420,000	407,983	(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.680%	10/18/31	725,134	726,336	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.964%	6/25/46	28,689	27,583	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.521%	10/16/36	999,375	993,129	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.179%	10/20/30	250,000	250,697	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	$865,078	$827,738	(a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	6.735%	3/25/66	1,661,152	1,683,393	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.035%	12/26/69	577,772	570,076	(a)(b)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	6.085%	11/25/52	202,262	200,474	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.473%	4/20/62	1,310,000	1,298,896	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	476,831	431,432	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.701%	10/19/31	246,956	247,510	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. Term SOFR + 1.322%)	6.636%	4/16/33	600,000	601,244	(a)(b)
Ocean Trails CLO, 2019-7A AR (3 mo. Term SOFR + 1.272%)	6.588%	4/17/30	1,112,171	1,114,411	(a)(b)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.796%	10/15/34	500,000	499,802	(a)(b)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.318%	1/20/35	670,000	672,035	(a)(b)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.639%	1/20/31	2,239,442	2,240,599	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.624%	5/23/31	235,943	236,072	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	402,882	331,374
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	358,314	301,211
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.829%	10/20/31	1,529,290	1,528,870	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.388%	12/25/33	14,307	13,810	(b)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	5.901%	12/15/38	786,697	774,101	(b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.881%	6/15/39	610,567	592,430	(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.861%	12/15/39	337,170	328,473	(b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.285%	12/17/68	610,529	604,571	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	$164,220	$161,051	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	6.170%	1/15/53	370,451	367,243	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	396,448	354,425	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	653,164	556,232	(a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	7.119%	10/16/56	2,112,034	2,156,415	(a)(b)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	86,775	82,272	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	789,551	719,107	(a)
Stratus CLO Ltd., 2021-3A A (3 mo. Term SOFR + 1.212%)	6.529%	12/29/29	916,310	916,495	(a)(b)
Stratus Static CLO Ltd., 2022-3A AR (3 mo. Term SOFR + 1.300%)	6.618%	10/20/31	640,000	640,359	(a)(b)
Structured Asset Securities Corp., 2004-SC1 A	8.309%	12/25/29	4,346	3,921	(a)(b)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	7.139%	5/25/31	402,793	311,402	(a)(b)
Symphony CLO Ltd., 2016-18A BR (3 mo. Term SOFR + 1.862%)	7.177%	7/23/33	1,040,000	1,042,214	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	863,105	779,352	(a)
WF Card Issuance Trust, 2024-A1 A	4.940%	2/15/29	1,470,000	1,473,736
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.710%	7/24/32	1,940,000	1,944,289	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $64,318,025)				63,236,974

MORTGAGE-BACKED SECURITIES - 7.1%
FHLMC - 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	55,434	53,358
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	2,935,544	2,718,664
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/51	62,757	52,269
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	444,787	436,180
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	661,939	669,564
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.495%)	5.135%	6/1/43	84,851	85,916	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.182%)	1.778%	8/1/51	3,676,970	3,296,820	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	$19,035	$19,694
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	49,888	45,613

Total FHLMC				7,378,078

FNMA - 5.2%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	41,345	42,639
Federal National Mortgage Association (FNMA)	2.500%	2/1/35-10/1/51	4,740,748	4,160,165
Federal National Mortgage Association (FNMA)	3.000%	2/1/36- 3/1/40	2,629,853	2,429,778
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	2,342,449	2,305,711
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	343,397	275,358
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	5,045,232	5,033,061
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	1,961,842	2,009,114
Federal National Mortgage Association (FNMA)	2.000%	4/1/54	2,700,000	2,136,511	(f)
Federal National Mortgage Association (FNMA)	2.500%	4/1/54	5,000,000	4,133,473	(f)
Federal National Mortgage Association (FNMA)	3.000%	4/1/54	3,900,000	3,355,738	(f)
Federal National Mortgage Association (FNMA)	4.000%	4/1/54	2,400,000	2,222,779	(f)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	330,874	311,949
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.443%	9/1/37	292,586	294,745	(b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.925%	11/1/51	2,408,340	2,173,811	(b)

Total FNMA				30,884,832

GNMA - 0.7%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	3,353	3,422
Government National Mortgage Association (GNMA)	6.500%	8/15/34	37,704	38,559
Government National Mortgage Association (GNMA)	7.000%	3/15/36	14,770	15,505
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	168,739	151,403
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	149,852	139,534

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	$84,037	$77,552
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	11,113	10,537
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-4/20/49	79,928	79,630
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-9/20/52	368,895	356,973
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-2/20/53	1,533,684	1,306,934
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	399,552	408,428
Government National Mortgage Association (GNMA) II	4.000%	4/20/54	1,000,000	935,845	(f)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.055%)	6.512%	7/20/60	8,907	8,928	(b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.084%)	7.534%	8/20/60	245,697	251,246	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.191%)	5.991%	7/20/60	11,832	11,837	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	6.250%	2/20/60	72,337	72,680	(b)

Total GNMA				3,869,013

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $44,114,420)				42,131,923

SENIOR LOANS - 1.1%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	7.076%	2/1/27	488,491	488,926	(b)(g)(h)
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.329%	12/7/30	489,658	485,337	(b)(g)(h)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.945%	9/18/26	442,828	443,443	(b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.940%	1/31/28	750,000	739,785	(b)(g)(h)

TOTAL COMMUNICATION SERVICES				2,157,491

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.678%)	9.119%	2/17/28	$696,991	$698,005	(b)(g)(h)

FINANCIALS - 0.4%
Financial Services - 0.3%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.445%	3/20/28	732,997	729,105	(b)(g)(h)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. Term SOFR + 2.262%)	7.564%	11/5/28	750,000	752,397	(b)(g)(h)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.430%	1/13/29	479,722	479,722	(b)(g)(h)

Total Financial Services				1,961,224

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.692%	7/31/27	488,665	470,777	(b)(g)(h)

TOTAL FINANCIALS				2,432,001

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., 2026 Term Loan (1 mo. Term SOFR + 2.364%)	7.692%	10/1/26	441,573	442,780	(b)(g)(h)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.402%	12/30/26	732,824	734,129	(b)(g)(h)

TOTAL INDUSTRIALS				1,176,909

TOTAL SENIOR LOANS (Cost - $6,498,338)				6,464,406

SOVEREIGN BONDS - 0.3%
Israel - 0.2%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	870,000	872,649

Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	764,584

TOTAL SOVEREIGN BONDS (Cost - $1,692,731)				1,637,233

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
3-Month SOFR Futures, Put @ $94.750	4/12/24	118	$295,000	$1,475
3-Month SOFR Futures, Put @ $95.500	12/13/24	141	352,500	116,325
U.S. Treasury 5-Year Notes Futures, Put @ $106.500	4/26/24	76	76,000	20,188

TOTAL PURCHASED OPTIONS (Cost - $190,300)				137,988

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $583,487,887)				567,737,630

	RATE		SHARES
SHORT-TERM INVESTMENTS - 4.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $28,774,524)	5.271%		28,774,524	28,774,524	(i)(j)

TOTAL INVESTMENTS - 100.7% (Cost - $612,262,411)				596,512,154
Liabilities in Excess of Other Assets - (0.7)%				(3,992,524)

TOTAL NET ASSETS - 100.0%				$592,519,630

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Value is less than $1.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Fund held TBA securities with a total cost of $12,870,824.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $28,774,524 and the cost was $28,774,524 (Note 2).

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IBOR	— Interbank Offered Rate
IO	— Interest Only
JSC	— Joint Stock Company
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	12/13/24	$97.125	141	$352,500	$(17,625)
3-Month SOFR Futures, Put	12/13/24	95.000	141	352,500	(37,894)
U.S. Treasury 5-Year Notes Futures, Call	4/26/24	108.000	76	76,000	(11,875)
U.S. Treasury 5-Year Notes Futures, Put	4/26/24	105.750	76	76,000	(7,125)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $171,536)					$(74,519)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	397	3/25	$94,912,572	$94,714,275	$(198,297)
3-Month SOFR	239	3/26	57,305,153	57,506,388	201,235
U.S. Treasury 2-Year Notes	1,154	6/24	236,386,526	235,974,970	(411,556)

					(408,618)

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2024 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	48	6/24	$11,348,815	$11,360,700	$(11,885)
U.S. Treasury 5-Year Notes	376	6/24	40,143,281	40,237,877	(94,596)
U.S. Treasury 10-Year Notes	406	6/24	44,750,303	44,983,533	(233,230)
U.S. Treasury Long-Term Bonds	27	6/24	3,206,417	3,251,813	(45,396)
U.S. Treasury Ultra Long-Term Bonds	6	6/24	761,971	774,000	(12,029)

					(397,136)

Net unrealized depreciation on open futures contracts					$(805,754)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$25,291,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(233,860)	$3,596	$(237,456)
	19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(262,273)	112	(262,385)
	7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	405,784	2,613	403,171

Total	$52,500,000				$(90,349)	$6,321	$(96,670)

†	Percentage shown is an annual percentage rate.

Reference Index	Reference Rate
Daily SOFR Compound	5.340%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

Western Asset Short-Term Bond Fund 2024 Quarterly Report	29

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

30	Western Asset Short-Term Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$298,783,776	—	$298,783,776
U.S. Government & Agency
Obligations	—	84,696,503	—	84,696,503
Collateralized Mortgage
Obligations	—	70,648,827	—	70,648,827
Asset-Backed Securities	—	63,236,974	—	63,236,974
Mortgage-Backed Securities	—	42,131,923	—	42,131,923
Senior Loans	—	6,464,406	—	6,464,406
Sovereign Bonds	—	1,637,233	—	1,637,233
Purchased Options	$137,988	—	—	137,988

Total Long-Term Investments	137,988	567,599,642	—	567,737,630

Short-Term Investments†	28,774,524	—	—	28,774,524

Total Investments	$28,912,512	$567,599,642	—	$596,512,154

Other Financial Instruments:
Futures Contracts††	$201,235	—	—	$201,235
Centrally Cleared Interest Rate Swaps††	—	$403,171	—	403,171

Total Other Financial Instruments	$201,235	$403,171	—	$604,406

Total	$29,113,747	$568,002,813	—	$597,116,560

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$74,519	—	—	$74,519
Futures Contracts††	1,006,989	—	—	1,006,989
Centrally Cleared Interest Rate Swaps††	—	$499,841	—	499,841

Total	$1,081,508	$499,841	—	$1,581,349

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report	31

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$35,055,819	$32,633,386	32,633,386	$38,914,681	38,914,681

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$358,662	—	$28,774,524

32	Western Asset Short-Term Bond Fund 2024 Quarterly Report